Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Basic earnings per common share
Net income attributable to common shareholders		$ 2,504	$ 2,595	$ 2,426	$ 7,707	$ 6,980
Weighted average number of common shares outstanding		1,195	1,199	1,215	1,201	1,213
Basic earnings per common share	[1]	$ 2.1	$ 2.16	$ 2	$ 6.41	$ 5.75
Diluted earnings per common share
Net income attributable to common shareholders		$ 2,504	$ 2,595	$ 2,426	$ 7,707	$ 6,980
Dilutive impact of share-based payment options and others	[2]	6		9	91	41
Net income attributable to common shareholders (diluted)		$ 2,510	$ 2,595	$ 2,435	$ 7,798	$ 7,021
Weighted average number of common shares outstanding		1,195	1,199	1,215	1,201	1,213
Dilutive impact of share-based payment options and others	[2]	8	2	8	20	12
Weighted average number of diluted common shares outstanding		1,203	1,201	1,223	1,221	1,225
Diluted earnings per common share	[1]	$ 2.09	$ 2.16	$ 1.99	$ 6.39	$ 5.73

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.